EQUITY (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	2,175,488	2,796,081
Weighted Average remaining contractual Term (in years)	3 years 10 months 10 days
Weighted average exercise price	$ 5.98
Options Exercisable	1,002,286
Weighted Average Exercise price of Options Exercisable	$ 3.66
Ranges of Exercise Price 1.2-1.48 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ranges of exercise price, minimum	1.2
Ranges of exercise price, maximum	$ 1.48
Options outstanding	166,978
Weighted Average remaining contractual Term (in years)	1 year 3 months 14 days
Weighted average exercise price	$ 1.34
Options Exercisable	166,978
Weighted Average Exercise price of Options Exercisable	$ 1.34
Ranges of Exercise Price 2.08-2.7 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ranges of exercise price, minimum	2.08
Ranges of exercise price, maximum	$ 2.7
Options outstanding	297,094
Weighted Average remaining contractual Term (in years)	2 years 10 months 24 days
Weighted average exercise price	$ 2.56
Options Exercisable	297,094
Weighted Average Exercise price of Options Exercisable	$ 2.56
Ranges of Exercise Price 3.45-3.77 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ranges of exercise price, minimum	3.45
Ranges of exercise price, maximum	$ 3.77
Options outstanding	325,971
Weighted Average remaining contractual Term (in years)	2 years 8 months 12 days
Weighted average exercise price	$ 3.57
Options Exercisable	242,769
Weighted Average Exercise price of Options Exercisable	$ 3.58
Ranges of Exercise Price 4.72-4.85 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ranges of exercise price, minimum	4.72
Ranges of exercise price, maximum	$ 4.85
Options outstanding	163,445
Weighted Average remaining contractual Term (in years)	3 years 7 days
Weighted average exercise price	$ 4.73
Options Exercisable	76,945
Weighted Average Exercise price of Options Exercisable	$ 4.74
Ranges of Exercise Price 5.25-5.53 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ranges of exercise price, minimum	5.25
Ranges of exercise price, maximum	$ 5.53
Options outstanding	90,000
Weighted Average remaining contractual Term (in years)	3 years 6 months 18 days
Weighted average exercise price	$ 5.33
Options Exercisable	45,000
Weighted Average Exercise price of Options Exercisable	$ 5.33
Ranges of Exercise Price 6.27-6.92 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ranges of exercise price, minimum	6.27
Ranges of exercise price, maximum	$ 6.92
Options outstanding	130,000
Weighted Average remaining contractual Term (in years)	4 years 1 month 24 days
Weighted average exercise price	$ 6.42
Options Exercisable	66,666
Weighted Average Exercise price of Options Exercisable	$ 6.27
Ranges of Exercise Price 7.01-7.68 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ranges of exercise price, minimum	7.01
Ranges of exercise price, maximum	$ 7.68
Options outstanding	367,000
Weighted Average remaining contractual Term (in years)	4 years 2 months 19 days
Weighted average exercise price	$ 7.46
Options Exercisable	106,834
Weighted Average Exercise price of Options Exercisable	$ 7.43
Ranges of Exercise Price 8.42 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ranges of exercise price, minimum	$ 8.42
Options outstanding	300,000
Weighted Average remaining contractual Term (in years)	5 years 4 months 6 days
Weighted average exercise price	$ 8.42
Options Exercisable	0
Weighted Average Exercise price of Options Exercisable	$ 0
Ranges of Exercise Price 9.93-10.78 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ranges of exercise price, minimum	9.93
Ranges of exercise price, maximum	$ 10.78
Options outstanding	335,000
Weighted Average remaining contractual Term (in years)	5 years 9 months 4 days
Weighted average exercise price	$ 10.45
Options Exercisable	0
Weighted Average Exercise price of Options Exercisable	$ 0